Capital Risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources	This table shows our qualifying regulatory capital:

	2023	2022
	£m	£m
CET1 capital	10,443	10,799
AT1 capital	1,956	1,956
Tier 1 capital	12,399	12,755
Tier 2 capital	2,172	1,548
Total regulatory capital(1)	14,571	14,303
(1)Capital resources include a transitional IFRS 9 benefit at 31 December 2023 of £43m (2022: £19m).